LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 871		$ 880
Right of-use assets:	1,047		1,072
Depreciation and impairment charges:	97	$ 93
Other lease related expenses:
Interest expense on lease liabilities	17	17
Expenses of short-term leases	45	38
Expenses of leases of low-value assets	35	32
Expenses related to variable lease payments	45	48
Additions to right-of-use assets	151	58
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	95	100
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	728		729
Depreciation and impairment charges:	66	57
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	319		$ 343
Depreciation and impairment charges:	$ 31	$ 36